Nature of Expenses (Details) - Schedule of Amortization of Intangible Assets - Amortization of Intangible Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization of Intangible Assets [Line Items]
Research and development	$ 3,157	$ 2,060	$ 1,084
Selling and marketing	1,315	878	292
General and administrative	22	231	234
Total amortization of intangible assets	$ 4,494	$ 3,169	$ 1,610